INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Breakdown of Deferred Income Tax And Social Contribution Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
Tax loss carryforwards		R$ 1,778,203		R$ 2,465,805
Receivables		141,595		192,260
Inventory		141,650		219,367
Fixed and Intangible Assets		31,991		160,716
Lease liabilities		262,175		444,444
Accruals, reserves and provision for tax, civil and labor risks	[1]	358,108		649,768
Employee benefits		340,807		373,817
Non-functional currency positions, including derivatives and hedge accounting transactions (d)	[2]	9,811		307,732
Foreign Tax Credit Carryforwards (b)	[3]	10,003		363,493
Other temporary differences		145,151		124,689
Total Deferred Tax Assets		3,219,494		5,302,091
Non-functional currency positions, including derivatives and hedge accounting transactions	[2]	(16,500)
Fixed and intangible assets		(213,266)		(339,627)
Employee benefits		(145,149)		(132,609)
Right to use assets		(195,814)		(359,072)
Contingent consideration		(157,966)
Fair value of identifiable net assets in business combination	[4]	(281,436)		(1,561,946)
Other temporary differences		(336,758)		(323,736)
Total Deferred Tax Liabilities		(1,346,889)		(2,716,990)
Total of Deferred income tax and social contribution, net		1,872,605		2,585,101
Deferred income taxes and social contribution assets, net		2,200,695	[5]	3,519,515	[5]	R$ 3,100,515
Deferred income taxes and social contribution liabilities, net		R$ (328,090)	[5]	R$ (934,414)	[5]	R$ (994,041)

[1]	Includes (i) expenses under the accrual basis, reflecting deductible expenses incurred in the year, (ii) deferred revenue, (iii) accrued and unpaid compensation and (iv) other reserves not currently deductible for tax.
[2]	Due to underlying changes in non-functional currencies relative to the Brazilian Real, the balance at 2023 year-end primarily reflects a loss on a hedge instrument that can only be deducted when the hedge instrument is settled; as of 2022 year-end, the balance primarily reflected a gain on a hedge which could be deferred until settlement.
[3]	Primarily relates to foreign tax credit carryforwards in Brazil that had historically been reported as prepaid income taxes rather than deferred tax assets.
[4]	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
[5]	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.